Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share
24.	Earnings per share
The following table presents our basic and diluted earnings per share for the years ended December 31, 2020 and 2019:

	Year ended December 31,
	2020	2019
Basic and diluted earnings per share
Net loss for the year	(142,869)	(20,910)
Less: Net loss for the year attributable to redeemable non-controlling interest	282	—

Net loss for the year attributable to Despegar.com, Corp.	(142,587)	(20,910)

Accretion of redeemable non-controlling interest to redemption value	(78)	—
Accretion of redeemable Series A preferred stock to redemption value	(2,831)	—
Accrued dividends of redeemable Series A preferred stock	(4,212)	—
Dividends of redeemable Series B preferred stock	(553)	—

Net loss for the year attributable to Despegar.com, Corp. common shareholders	(150,261)	(20,910)

Numerator of basic and diluted earnings per share	(150,261)	(20,910)

Weighted average common shares outstanding—basic and diluted	73,001	69,465
Denominator of basic and diluted earnings per share	73,001	69,465

Basic and diluted earnings per share	(2.06)	(0.30)
For the year ended December 31, 2020, we excluded 1,680 of outstanding stock awards and 5,405 convertible preferred stock from the calculations of diluted earnings per share attributable to common stockholders because their effect would have been antidilutive.
For the year ended December 31, 2019, we excluded 1,150 of outstanding stock awards from the calculations of diluted earnings per share attributable to common stockholders because their effect would have been antidilutive.
Basic and diluted earnings per share is presented using the
two-class
method required for participating securities. We consider that our Series B preferred stock to be participating securities and, in accordance with the two-class
method, earnings allocated to participating securities and the related number of outstanding shares of participating securities are excluded from the computation of basic and diluted net loss per common share. If a dividend is paid on common stock, the holders of Series B preferred stock are entitled to a proportionate share of any such dividend as if they were holders of common stock (on an if-converted
basis). As the holders of our Series B preferred stock do not have contractual obligation to share in the losses of the Company, the net loss attributable to common stockholders for each period is not allocated between common stock and participating securities. Accordingly, preferred stock is excluded from the calculation of basic and diluted net loss per share as the effect would have been antidilutive.